1933 Act Rule 497(j)
                                                      1933 Act File No. 33-87298
                                                      1940 Act File No. 811-8902


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Direct Dial: (215) 981-4526

                                  March 6, 2000

FILED VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Filing Desk

                  Re: 1838 Investment Advisors Funds
                      Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 8/9 to the Registration Statement of 1838 Investment Advisors Funds, which was filed with the SEC via EDGAR on February 28, 2000.

     Please direct any questions or comments relating to this certification to my attention at the phone number or address listed above.

                                                     Very truly yours,

                                                     /s/ Michael V. Farrell
                                                     ---------------------------
                                                     Michael V. Farrell, Esquire

cc: Anna M. Bencrowsky
    John McDonnell